Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost

	As at	As at
	December 31, 2025	December 31, 2024
Non-current liabilities
Unsecured senior notes	1,722,452	1,652,742
Unsecured revolving facilities	546,713	275,054
Conditional sales contracts	82,717	178,052
Other long-term debt	3,595	3,971
Unsecured term loan	-	199,609
	2,355,477	2,309,428

Current liabilities
Current portion of unsecured senior notes	150,000	-
Current portion of conditional sales contracts	72,121	93,087
Current portion of other long-term debt	377	366
	222,498	93,453

Summary of Terms and Conditions of Outstanding Long-term Debt

Terms and conditions of outstanding long-term debt are as follows:

					2025		2024
		Currency	Nominal interest rate	Year of maturity	Face value*	Carrying amount	Face value*	Carrying amount

Unsecured revolving facility	a	CAD	CORRA + 1.50%	2028	750,100	546,713	370,000	255,812
Unsecured revolving facility	a	USD	SOFR + 1.50%	2028	-	-	19,310	19,242
Unsecured term loan	a	USD	6.07%	2027	-	-	200,000	199,609
Unsecured senior notes	b	USD	2.89% - 5.64%	2026- 2038	255,000	254,728	255,000	254,631
Unsecured senior notes	b	USD	3.15% - 3.50%	2029- 2036	500,000	499,470	500,000	499,273
Unsecured senior notes	b	USD	2.87% - 3.55%	2029- 2034	200,000	199,731	200,000	199,719
Unsecured senior notes	b	USD	3.50% - 3.80%	2032- 2037	200,000	199,862	200,000	199,846
Unsecured senior notes	b	USD	6.27% - 7.11%	2028- 2043	500,000	499,468	500,000	499,273
Unsecured senior notes	b	CAD	4.52%	2030	150,000	109,597	-	-
Unsecured senior notes	b	CAD	4.94%	2032	75,000	54,798	-	-
Unsecured senior notes	b	CAD	5.33%	2034	75,000	54,798	-	-
Conditional sales contracts(1)	c	Mainly USD	1.45% - 7.40%	2026-2031	164,340	154,838	287,524	271,139
Other long-term debt		USD	3.04%	2027	3,972	3,972	4,337	4,337
						2,577,975		2,402,881

* The face value is presented in the currency of the long-term debt instrument.

(1) Comparative face value was corrected for immaterial error.

Summary of Changes to Long-term Debt

The table below summarizes changes to the long-term debt:

	Note	2025	2024
Balance at beginning of year		2,402,881	1,884,182
Proceeds from long-term debt		219,378	500,000
Business combinations	5	-	314,670
Repayment of long-term debt		(320,002)	(536,700)
Net increase in revolving facilities		254,594	261,783
Amortization of deferred financing fees		1,701	2,170
Effect of movements in exchange rates		104,187	(159,433)
Effect of movements in exchange rates - debt
designated as net investment hedge		(84,764)	136,209
Balance at end of year		2,577,975	2,402,881

Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years
d)
Principal installments of long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	548,640	-	548,640
Unsecured senior notes	150,000	474,713	1,249,713	1,874,427
Conditional sales contracts	72,121	82,360	357	154,838
Other long-term debt	377	3,594	-	3,971
	222,498	1,109,307	1,250,070	2,581,876